Schedule of Investments
April 30, 2020 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.38%

Banks: Diversified - 5.30%
Atlantic Capital Bancshares, Inc. (2)	20,495	257,212
Capstar Financial Holdings, Inc.	22,145	252,674
Veritex Holdings, Inc.	7,272	127,696
Triumph Bancorp, Inc. (2)	4,330	119,984

		757,566

Banks: Savings/Thrifts & Mortgage Lending - 1.83%
Banc of California, Inc.	25,145	262,011

Biotechnology - 2.60%
ANI Pharmaceuticals, Inc. (2)	9,300	372,093

Computer Services, Software & Systems - 24.43%
OneSpan, Inc. (2)	40,544	681,139
Simulations Plus, Inc.	14,430	549,062
QAD, Inc. Class A	11,661	493,494
American Software, Inc. Class A	28,980	477,590
Zix Corp. (2)	71,940	394,231
PDF Solutions, Inc. (2)	16,970	271,011
Model N, Inc. (2)	8,737	252,150
Digital Turbine, Inc. (2)	42,465	248,845
Cerence, Inc. (2)	5,856	123,913

		3,491,435

Cosmetics - 1.48%
e.l.f. Beauty, Inc. (2)	16,132	210,845

Diversified Materials & Processing - 2.90%
LiqTech International, Inc. (Denmark) (2)	63,201	267,340
Insteel Industries, Inc.	8,375	147,149

		414,489

Electronic - 3.11%
nLight, Inc. (2)	28,175	444,038

Electronic Components - 2.78%
NVE Corp.	6,996	397,163

Financial Data & Systems - 3.56%
i3 Verticals, Inc. Class-A (2)	21,910	509,188

Health Care Services - 4.19%
Tabula Rasa HealthCare, Inc. (2)	9,465	599,513

Homebuilding - 3.26%
Green Brick Partners, Inc. (2)	52,291	465,913

Medical & Dental Instruments & Supplies - 10.19%
Utah Medical Products, Inc.	6,318	524,394
BioLife Solutions, Inc. (2)	45,505	497,370
LeMaitre Vascular, Inc.	15,230	433,903

		1,455,667

Medical Equipment - 6.80%
iRadimed Corp. (2)	22,410	487,642
Tactile Systems Technology, Inc. (2)	9,374	483,886

		971,528
Medical Services - 4.62%
Fulgent Genetics, Inc. (2)	38,934	660,710

Metal Fabricating - 2.77%
Omega Flex, Inc.	4,401	396,530

Oil Well Equipment & Services - 0.90%
Select Energy Services Inc. Class-A (2)	26,852	128,890

Pharmaceuticals - 2.33%
Heska Corp. (2)	4,702	332,902

Restaurants - 1.16%
BJ's Restaurants, Inc.	7,611	166,376

Scientific Instruments: Control & Filter - 4.35%
NAPCO Security Technologies, Inc. (2)	31,015	621,541

Scientific Instruments: Electrical - 1.49%
Allied Motion Technologies, Inc.	7,370	212,403

Scientific Instruments: Gauges & Meters - 4.46%
Mesa Laboratories, Inc.	2,680	637,840

Specialty Retail - 2.87%
America's Car-Mart, Inc. (2)	6,220	410,209

Total Common Stocks	(Cost $ 15,046,982)	13,918,850

Short-Term Investment - 3.51%

First American Government Obligation Fund - Class Z 0.181% (3)	501,487	501,487

Total Short-Term Investment	(Cost $ 501,487)	501,487

Total Investments - 100.89%	(Cost $ 15,548,469)	14,420,337

Liabilities in Excess of Other Assets - (0.89%)		(127,378)

Total Net Assets - 100.00%		14,292,959

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$14,420,337	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,420,337	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2020.